Other payables and accrued liabilitie (Tables)	6 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Other payables and accrued liabilities

	March 31, 2025	September 30, 2024
	(Unaudited)
Other payables	392,536	219,346
Salary payables	448,120	476,442
Total other payables and accrued liabilities	$840,656	$695,788